Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into finance leases for flight equipment. Our leases have remaining lease terms of up to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2019, operating lease ROU assets net of lease incentives included in other assets were $43.7 million, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $51.1 million. Finance lease liabilities included in debt were $136.2 million.
As of December 31, 2019, supplemental balance sheet information related to leases was as follows:

	Operating leases	Finance leases
Weighted average remaining lease term (years)	9.0	16.3
Weighted average discount rate	6.4%	6.5%

As of December 31, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2020	$9,113	$11,677
2021	8,337	11,677
2022	8,406	11,677
2023	8,468	11,677
2024	6,358	11,677
Thereafter	27,663	188,682
Total lease payments	$68,345	$247,067
Less imputed interest	(17,201)	(110,839)
Present value of lease liabilities	$51,144	$136,228
As of December 31, 2018, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2019	$9,181	$2,359
2020	9,305	2,515
2021	9,201	2,681
2022	9,262	2,857
2023	9,337	3,046
Thereafter	35,243	105,327
Total lease payments	$81,529	$118,785

Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into finance leases for flight equipment. Our leases have remaining lease terms of up to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2019, operating lease ROU assets net of lease incentives included in other assets were $43.7 million, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $51.1 million. Finance lease liabilities included in debt were $136.2 million.
As of December 31, 2019, supplemental balance sheet information related to leases was as follows:

	Operating leases	Finance leases
Weighted average remaining lease term (years)	9.0	16.3
Weighted average discount rate	6.4%	6.5%

As of December 31, 2019, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2020	$9,113	$11,677
2021	8,337	11,677
2022	8,406	11,677
2023	8,468	11,677
2024	6,358	11,677
Thereafter	27,663	188,682
Total lease payments	$68,345	$247,067
Less imputed interest	(17,201)	(110,839)
Present value of lease liabilities	$51,144	$136,228
As of December 31, 2018, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2019	$9,181	$2,359
2020	9,305	2,515
2021	9,201	2,681
2022	9,262	2,857
2023	9,337	3,046
Thereafter	35,243	105,327
Total lease payments	$81,529	$118,785